Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Abra MOBI LLP [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	24.89%
Abra MOBI LLP [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	50.00%
Abra MOBI LLP [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	18.80%
Kingsland [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	24.89%
Kingsland [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	50.00%
Kingsland [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	18.80%
Mobi Fia [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		50.87%
Mobi Fia [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		100.00%
Mobi Fia [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		38.93%
American Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	5.31%	5.31%
American Airlines Inc [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	6.60%	6.60%
Path Brazil [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		2.59%
Path Brazil [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held		3.22%
Abra Group Limited [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	3.02%
Abra Group Limited [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	3.76%
Other related parties [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	1.18%	1.14%
Other related parties [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	1.47%	1.41%
Market [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	40.70%	40.09%
Market [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	50.58%	49.84%